SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Total revenue	¥ 54,411,724	$ 8,553,395	¥ 25,169,279
Automation product and software [Member]
Total revenue	23,859,815	3,750,707	12,618,460
Equipment and accessories [Member]
Total revenue	6,187,975	972,735	9,754,851
Oilfield environmental protection [Member]
Total revenue	19,735,430	3,102,363	2,795,968
Platform outsourcing services
Total revenue	¥ 4,628,504	$ 727,590	¥ 0